PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	6 Months Ended
Jun. 30, 2026
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software, net

	As of June 30,	As of December 31,
	2026	2025
	US$	US$
Buildings and facilities	1,400	22,617
Machinery and R&D equipment	12,493	21,361
Molds and tooling	135,665	124,378
Motor vehicles	24,152	23,222
Office and electronic equipment	25,851	29,045
Purchased software	65,431	64,321
Leasehold improvements	29,160	31,201
Property, equipment and software	294,152	316,145
Less: Accumulated depreciation	(176,455)	(156,686)
Construction in progress (i)	59,903	67,432
Property, equipment and software, net	177,600	226,891

(i)Represents the capitalized expenditures on the construction of corporate buildings, leasehold improvements, molds, tooling and R&D equipment under construction.

Schedule of allocation of depreciation expenses on property, equipment and software

	Six Months Ended June 30,
	2026	2025
	US$	US$
Cost of revenues	10,024	11,901
Research and development expenses	3,600	3,421
Selling and marketing expenses	5,171	7,334
General and administrative expenses	8,124	12,996
Total	26,919	35,652